Vessels, net	12 Months Ended
Dec. 31, 2018
Vessels, net [Abstract]
Vessels, net:

7.Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2016	$95,550	-	$95,550
Additions	672,300	-	672,300
Vessels sold	(3,900)	104	(3,796)
Depreciation	-	(14,966)	(14,966)
Balance, December 31, 2017	$763,950	$(14,862)	$749,088
Additions	199,243	-	199,243
Right-of-use assets	171,500	-	171,500
Depreciation	-	(25,881)	(25,881)
Impairment loss	(24,774)	7,739	(17,035)
Vessels sold	(322,905)	1,322	(321,583)
Balance, December 31, 2018	$787,014	$(31,682)	$755,332

On February 15, 2016, the Company announced that the prior sale of the vessel owning companies of its Capesize vessels, the Fakarava, Rangiroa and Negonego, to entities that may be deemed to be beneficially owned by its Chairman and CEO, Mr. George Economou, had failed. In addition, the Company reached a settlement agreement with the charterer of these vessels for an upfront lumpsum payment and the conversion of the daily rates to index-linked time charters. On March 24, 2016, the Company concluded a new sales agreement with entities that may be deemed to be beneficially owned by Mr. George Economou for the sale of the shares of the vessel owning companies of these Capesize vessels (Fakarava, Rangiroa and Negonego) for an aggregate price of $70,000, including their existing employment agreements and the assumption of the credit facilities associated with the vessels with an outstanding balance of $102,070 at March 24, 2016. On March 30, 2016, the Company received the lender's consent for the sale of the shares of the vessels' owning companies and made a prepayment of $15,000, under the respective loan agreement dated February 14, 2012. As part of the transaction the Company also paid the amount of $12,060, being the difference between the purchase price and the outstanding balance of the respective debt facility, to the new owners. On March 31, 2016, the shares of the vessel owning companies were delivered to their new owners. In this respect, a charge of $23,018, was recognized and included in "Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other", in the accompanying consolidated statement of operations for the year ended December 31, 2016.

On August 22, 2016, the Company entered into a Memorandum of Agreement with an unaffiliated third-party to sell its Panamax drybulk carrier, the Coronado, for a gross price of $4,250. The vessel was delivered to its new owner on September 9, 2016. In this respect, a gain of $1,084 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2016, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”.

On September 16, 2016, the Company entered into a sale agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou, for the sale of the shares of the vessel owning company of the Panamax drybulk carrier, the Oregon, including the associated credit facility, for a gross price of $4,675. As part of the transaction the Company also paid the amount of $7,825 to the new owner, being the difference between the purchase price and the outstanding balance of the respective debt facility. The Company drew down the respective amount under its Revolving Credit Facility (Note 4). The shares of the vessel owning company were delivered to the new owner on September 21, 2016. Due to the controlling interests of Mr. George Economou in the Company and the buyers, this sale constitutes a common control transaction. In this respect, a gain of $281 was recognized and included in “Additional paid in capital” under the respective “Premium paid on common control transaction” for the year ended December 31, 2016, in accordance with the relevant U.S. GAAP guidance.

On September 27, 2016, October 5, 2016 and October 18, 2016, the Company also entered into Memoranda of Agreement with unaffiliated third-parties for the sale of its Panamax drybulk carriers, the Ocean Crystal, Sonoma and Sorrento, respectively, for gross prices of $3,720, $3,950 and $6,700, respectively.

As a result of the concluded agreements, the Company revalued the Ocean Crystal, Sonoma and Sorrento as of September 30, 2016 to their fair values with reference to their purchase prices and a gain of $3,020 was recognized in the accompanying consolidated statement of operations for year ended December 31, 2016, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”. On November 7, 2016, November 15, 2016 and November 22, 2016, the vessels Ocean Crystal, Sonoma and Sorrento, respectively, were delivered to their new owners. In this respect, an aggregate loss of $641 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2016, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”.

On October 26, 2016, the Company entered into sales agreement with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the sale of all of the outstanding shares of the vessel owning companies of three Panamax drybulk carriers the Amalfi, Galveston (the vessel Galveston was sold and delivered to its owners on November 30, 2015) and Samatan, along with their associated credit facility for an aggregate gross price of $15,000. As part of the transaction, the Company also paid the amount of $58,619, being the difference between the purchase price and the outstanding balance of the respective secured credit facility, to the new owners. The Company drew down the respective amount under its Revolving Credit Facility (Note 4). The shares of the vessel owning companies were delivered to the new owners on October 31, 2016. Due to the controlling interests of Mr. George Economou in the Company and the buyers, the above sales constitute common control transaction.

In this respect, an aggregate loss of $476 was recognized and included in “Additional paid in capital”, under the respective “Premium paid on common control transaction” for the year ended December 31, 2016, in accordance with the relevant U.S. GAAP guidance.

During the year ended December 31, 2016, a charge of $18,266 was also recognized as “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” due to the reduction of the vessels’ held for sale carrying amount to their fair value less cost to sell as of December 31, 2016.

As of December 30, 2016, and due to the improved financial condition of the Company, the Company’s board of directors decided that the remaining 13 drybulk carriers previously classified as held for sale will not be sold. Effective December 31, 2016, the Company reclassified its drybulk fleet as held and used and a gain of $1,851 was recognized and included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations. Also, the impairment review for the year ended December 31, 2016 indicated that the carrying amount of the offshore support vessels’ was not recoverable and, therefore, a charge of $65,712 was recognized and included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations for the year ended December 31, 2016.

According to ASU 2014-08, “Presentation of Financial Statements and Property, Plant and Equipment”, the sale of the Company’s vessels and vessel owning companies did not represent a strategic shift, hence no presentation of discontinued operations was required.

On February 10, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party for the acquisition of one Aframax tanker under construction, the Balla, for a purchase price of $44,500. The Company took delivery of this vessel on April 27, 2017.

On February 14, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Very Large Crude Carrier, the Shiraga, for a purchase price of $57,000. The Company took delivery of this vessel on June 9, 2017. On March 1, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Aframax tanker, the Stamos, for a purchase price of $29,000. The Company took delivery of this vessel on May 15, 2017.

On March 24, 2017, the Company entered into four separate Memoranda of Agreement with unaffiliated third parties for the acquisition of four modern, second-hand Newcastlemax drybulk carriers the Marini, Morandi, Bacon and Judd for an aggregate purchase price of $120,540. The Company took delivery of the vessels on May 2, 2017, July 5, 2017, July 6, 2017 and July 13, 2017, respectively.

The Newcastlemax drybulk carriers Bacon and Judd had attached to their Memoranda of Agreements time charter employment contracts until certain dates in 2018 and 2017, respectively. After determining the fair values of these time-chartered contracts as of the acquisition date, the Company recorded a liability of $516 in relation to the attached time charter employment contract of the vessel Judd on the consolidated balance sheet under “Fair value of below market acquired time charters”. This was amortized into revenues using the straight-line method over the respective contract period. As at December 31, 2017, it was fully amortized and included in “Voyage and time charter revenues” in the accompanying consolidated statement of operations for the year ended December 31, 2017. For the vessel Bacon, the fair value of the attached time charter employment contract was determined to be $0.

On March 31, 2017, the Company entered into three separate Memoranda of Agreement with unaffiliated third parties for the acquisition of three Kamsarmax drybulk carriers, two second hand, the Matisse and Valadon, and one under construction, the Kelly, for an aggregate purchase price of $71,000. The Valadon, Matisse and Kelly were delivered on May 17, 2017, June 1, 2017 and June 14, 2017, respectively.

On April 12, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party for the acquisition of one secondhand Kamsarmax drybulk carrier, the Nasaka, for a purchase price of $22,000. The Company took delivery of this vessel on May 10, 2017.

On April 27, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Kamsarmax drybulk carrier, the Castellani, for a purchase price of $23,500. The Company took delivery of this vessel on June 6, 2017.

On May 15, 2017, the Company entered into a purchase agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of all of the outstanding shares of the vessel owning company of the Suezmax newbuilding vessel, the Samsara, for a purchase price of $64,000. The vessel was time chartered back to the seller and employed from May 24, 2017 under a five year time charter plus optional periods in charterer’s option at a base rate plus profit share and the charterer was also granted purchase options at the end of each firm period. An amount of $440 of the total amount paid, representing the excess of the carrying value of the assets of the vessel owning company acquired over the purchase price paid, was classified in “Additional Paid-in Capital”, under the respective “Gain from common control transaction”. The Company took delivery of this vessel on May 19, 2017 (Note 4). The Company treats the abovementioned lease as an operating lease since none of the capital lease criteria are met.

On December 19, 2017, the Company entered into a Memorandum of Agreement with an unaffiliated third party to sell its Panamax drybulk carrier the Ecola, for a gross price of $8,500. The vessel was delivered to its new owner on December 29, 2017 and a gain of $4,425 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2017, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”.

On April 27, 2018, the Company entered into a Memorandum of Agreement for the sale of its 2001 built Panamax drybulk carrier, the Maganari, to an unaffiliated buyer for total gross price of $9,700. The vessel was delivered to its new owner on May 24, 2018 and a gain of $5,109 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2018, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”.

On May 31, 2018, the Company entered into two separate purchase agreements with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of all of the outstanding shares of the vessel owning companies of the Newcastlemax drybulk carrier the Huahine and the Suezmax tanker vessel the Marfa, including their associated outstanding credit facilities, for a gross purchase price of $38,500 and $55,333, respectively (Note 4). As part of the transactions, the Company paid an aggregate amount of $43,500 to the sellers, being the difference between the purchase price and the then outstanding balances of the respective credit facilities. The Company received the vessel owning companies’ shares on June 1 and June 8, 2018, respectively, and assumed an aggregate amount of $50,333 of credit facilities attached to these vessels (Note 12). An amount of $1,581 of the total amount paid, representing the excess of the carrying value of the assets of the vessel owning companies acquired over the purchase price paid, was classified as capital contribution in “Additional Paid-in Capital” as the acquisitions were accounted as transactions between entities under common control.

On June 6, June 11, June 12 and June 27, 2018, the Company entered into four separate Memoranda of Agreement for the sale of its older Panamax drybulk carriers, the Bargara, Redondo, Mendocino and Marbella, respectively, to unaffiliated buyers for an aggregate price of $35,568. The Company classified the aforementioned vessels as “held for sale” as at June 30, 2018, as all criteria required for their classification as “Vessels held for sale” were met, at their then carrying value as it was lower than their fair value less cost to sell. On July 18, July 24, August 14 and August 20, 2018, the vessels Redondo, Marbella, Bargara, and Mendocino were delivered to their new owners, respectively, and an aggregate gain of $18,192 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2018, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”.

On July 4, 2018, the Company entered into four separate Memoranda of Agreement for the sale of its four VLGCs, including their existing time charter contracts, to unaffiliated buyers for an aggregate price of $304,000. On September 17, 2018, the Company entered into four separate addenda to the aforementioned Memoranda of Agreement, according to which the buyers were entitled to a fixed compensation of $15,000/day due to the delay on the vessels’ delivery until the earlier between the actual delivery dates and December 15, 2018. The Company classified the aforementioned vessels as “held for sale” as of September 30, 2018, as all criteria required for their classification as “Vessels held for sale” were met, and an impairment loss of $7,279 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2018 and included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”, as a result of the reduction of the VLGCs’ carrying amount to their fair value less cost to sell (Note 13).

According to ASU 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment”, the sale of the Company’s VLGCs does not represent a strategic shift hence no presentation of discontinued operations was required. Excluding the allocation of general and administrative expenses, the VLGCs reported a pretax net income of $1,355 for the year ended December 31, 2018, as compared to a pretax net income of $201 for the year ended December 31, 2017. On October 15, October 30 and November 5, 2018, the VLGCs Mont Gelé, Mont Fort, and Anderida and Aisling respectively, were delivered to their new owners and an aggregate loss of $282 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2018, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”.

On August 2, 2018, the Company entered into a Memorandum of Agreement for the sale of its 2001 built Panamax drybulk carrier, the Capitola, to an unaffiliated buyer for total gross price of $7,580. The vessel was delivered to its new owner on August 17, 2018 and a gain of $3,639 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2018, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”.

As of September 30, 2018, the impairment review performed indicated that six of the Company’s vessels (the offshore support vessels), with a carrying amount of $25,590, should be written down to their fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $9,465, which was included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”, in the accompanying consolidated statement of operations for the year ended December 31, 2018 (Note 13).

On November 19, 2018, the Company entered into a share purchase agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of all of the outstanding shares of the vessel owning company of the Aframax tanker vessel, the Botafogo, including its associated then outstanding credit facility, for a purchase price of $27,000 (Note 4). As part of the transaction, the Company paid an aggregate amount of $18,071 to the seller, being the difference between the purchase price and the then outstanding balance of the respective credit facility. On December 14, 2018, the Company received the vessel owning company’s shares and assumed an amount of $8,929 of credit facility attached to that vessel (Note 11). An aggregate amount of $1,231 of the total amount paid, representing the excess of the carrying value of the assets of the vessel owning company acquired over the purchase price paid and the different accounting policy in regards to cut-off recognition of the then ongoing voyage charter ($267 and $964, respectively), was classified as capital distribution in “Additional Paid-in Capital” as the acquisition was accounted as a transaction between entities under common control.

On November 19, 2018, the Company entered into three separate bareboat charter agreements for three Newcastlemax drybulk carriers, the Conquistador, Pink Sands and Xanadu, already mortgaged under secured credit facilities, with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for an aggregate bareboat charterhire of $171,500. The bareboat charterhire is payable as follows: i) an amount of $99,875 in advance (advance bareboat charterhire), being the difference between the aggregate bareboat charterhire and the then outstanding balance of the aforementioned secured credit facilities, and ii) an amount of $71,625 in quarterly installments equal to the respective installments of the aforementioned secured credit facilities, being the then outstanding balance of relevant credit facilities, bearing the same interest (LIBOR plus margin) and balloon payments at maturities. As part of the agreements, there are purchase obligations upon payment of each balloon installment at each last repayment date.

On November 27, 2018 (commencement date), the Company paid the advance bareboat charterhire. (Notes 4, 12)

In accordance with ASC 842, the Company (lessee) accounted for these leases (bareboat charter agreements) as finance leases (Note 12), recognizing these vessels as right-of-use assets in its consolidated balance sheet under “Vessels, net” depreciated over their remaining useful lives, as determined in accordance with Company’s depreciation policy for fixed assets (Note 2o).

More precisely, the Company recorded a right-of-use assets at the present value of the aggregate finance lease liability amounted to $171,500 (Notes 12, 13). No initial direct costs incurred by the Company.

The impairment review performed for the year ended December 31, 2018, indicated that one of the Company’s tanker vessels, with a carrying amount of $26,666 should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in a loss of $291, which was included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”, in the accompanying consolidated statement of operations for the year ended December 31, 2018 (Note 13).

For the year ended December 31, 2017, and 2018 an amount of $8,834 and $245 relating to capitalized expenses and $2,426 and $84 relating to capitalized interest were included in the “Vessels, net”, respectively.